Shareholder Fees	Dec. 31, 2021 USD ($)
InvestEd 90 Portfolio | InvestEd 90 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Maximum account fee	$ 20
InvestEd 80 Portfolio | InvestEd 80 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
Maximum account fee	$ 20
InvestEd 70 Portfolio | InvestEd 70 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[3]
Maximum account fee	$ 20
InvestEd 60 Portfolio | InvestEd 60 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[4]
Maximum account fee	$ 20
InvestEd 50 Portfolio | InvestEd 50 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[5]
Maximum account fee	$ 20
InvestEd 40 Portfolio | InvestEd 40 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[6]
Maximum account fee	$ 20
InvestEd 30 Portfolio | InvestEd 30 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[7]
Maximum account fee	$ 20
InvestEd 20 Portfolio | InvestEd 20 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[8]
Maximum account fee	$ 20
InvestEd 10 Portfolio | InvestEd 10 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[9]
Maximum account fee	$ 20
InvestEd 0 Portfolio | InvestEd 0 Portfolio
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[10]
Maximum account fee	$ 20

[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[3]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[4]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[5]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[6]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[7]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[8]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[9]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[10]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.